Property, plant and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net	Property, plant and equipment, net
Accounting Policy
Property, plant and equipment is stated at cost, less accumulated depreciation and accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Property, plant and equipment are depreciated on a straight-line basis in the Consolidated Statements of Operations over their estimated useful lives, except for land which is not depreciated.
Evaluation systems leased to our customers under an operating lease are capitalized as Property, plant and equipment at cost and depreciated over the respective lease term. Leased assets that are returned to ASML upon expiration of the lease term are either taken back into Property, plant and equipment as they will be used internally by D&E or transferred back to Inventory to be reworked and sold.
The carrying values of prototypes, tooling and equipment that are intended to be sold, but first internally utilized for more than one year for R&D purposes, are reclassified from Inventories to Property, plant and equipment and depreciated while being internally used. When no longer required for R&D activities, the assets’ carrying value is reclassified back to Inventories and reworked to make them ready for sale to our customers. These transfers are reported as Net non-cash movements to/from Inventories in our Property, plant and equipment movement schedule.
Property, plant and equipment is assessed for impairment whenever there is an indication that the carrying amount may not be recoverable using cash flow projections for the useful life.
The following table shows the respective useful lives for Property, plant and equipment:

Category	Estimated useful life
Buildings and constructions	5–45 years
Machinery and equipment	1–7 years
Leasehold improvements	1–10 years
Furniture, fixtures and other	3–5 years
Property, plant and equipment consists of the following:

€, in millions	Land and buildings	Machinery and equipment	Leasehold improvements	Furniture, fixtures and other	Total
Cost
Balance at January 1, 2021	2,432.2	1,828.9	340.3	420.6	5,022.0
Additions	372.7	389.6	33.2	65.3	860.8
Divestment	(17.9)	(13.4)	—	(4.7)	(36.0)
Disposals	(0.5)	(199.1)	(7.5)	(70.3)	(277.4)
Net non-cash movements to/from Inventories	—	11.9	—	—	11.9
Effect of changes in exchange rates	17.2	10.8	2.6	3.2	33.8
Balance at December 31, 2021	2,803.7	2,028.7	368.6	414.1	5,615.1
Additions	510.9	665.4	34.4	87.6	1,298.3
Disposals	(1.3)	(42.2)	(1.0)	(3.0)	(47.5)
Net non-cash movements to/from Inventories	—	129.2	—	—	129.2
Effect of changes in exchange rates	0.7	(3.5)	(1.2)	(1.7)	(5.7)
Balance at December 31, 2022	3,314.0	2,777.6	400.8	497.0	6,989.4

Accumulated depreciation and impairment
Balance at January 1, 2021	842.6	1,126.2	297.3	285.6	2,551.7
Depreciation	95.6	167.1	15.9	43.0	321.6
Impairment charges	3.1	8.2	0.2	—	11.5
Divestment	(0.6)	(4.4)	—	(2.5)	(7.5)
Disposals	(0.4)	(181.2)	(3.9)	(69.7)	(255.2)
Net non-cash movements to/from Inventories	—	(7.9)	—	—	(7.9)
Effect of changes in exchange rates	7.4	7.6	1.5	1.7	18.2
Balance at December 31, 2021	947.7	1,115.6	311.0	258.1	2,632.4

€, in millions	Land and buildings	Machinery and equipment	Leasehold improvements	Furniture, fixtures and other	Total
Depreciation	134.8	232.6	21.9	55.9	445.2
Impairment charges	10.9	6.4	0.5	—	17.8
Disposals	(2.3)	(29.5)	(0.9)	(2.4)	(35.1)
Net non-cash movements to/from Inventories	—	(10.9)	—	—	(10.9)
Effect of changes in exchange rates	(0.5)	(1.9)	(0.6)	(1.2)	(4.2)
Balance at December 31, 2022	1,090.6	1,312.3	331.9	310.4	3,045.2

Carrying amount
December 31, 2021	1,856.0	913.1	57.6	156.0	2,982.7
December 31, 2022	2,223.4	1,465.3	68.9	186.6	3,944.2
As of December 31, 2022, the carrying amount includes assets under construction of €869.8 million (2021: €695.9 million) consisting of primarily buildings, as well as Machinery and equipment.
As of December 31, 2022, the carrying amount of land amounts to €178.7 million (2021: €137.5 million).
The additions in 2022 in Land and buildings, as well as Furniture, fixtures and other mainly relates to the construction of the EUV 0.55 NA (High-NA) factory and office space at our headquarters in Veldhoven, in order to support our continued growth.
The additions in 2022 in Machinery and equipment mainly relate to the upgrade and expansion of production tooling to support the growth of our business, as well as investments in prototypes of new technologies.
The additions in 2022 in Leasehold Improvements mainly relate to installation of cleanrooms and office space for leased properties in both the United States and Taiwan. During 2022, we entered into 23 leases that will require further Leasehold Improvement investments amounting €33.3 million.

The Consolidated Statements of Operations include the following depreciation charges:

Year ended December 31 (€, in millions)	2020	2021	2022
Cost of Sales	205.9	188.6	248.2
R&D Costs	119.9	101.4	163.7
SG&A	25.9	31.6	33.3
Total Depreciation	351.7	321.6	445.2